                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  FORM 13F-HR/A

                               FORM 13F COVER PAGE
THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FOR THE QUARTER ENDING MARCH 31, 2004 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT HAS EXPIRED OR DENIED.

Report for the Calendar Year of Quarter Ended: MARCH 31, 2004
                                               --------------


Check here if Amendment [X]; Amendment Number:  2
                                               ---
     This Amendment (Check only one.): [ ] is a restatement.
                                       [X] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         REDSKY PARTNERS, LLC
Address:      800 NICOLLET MALL
              25TH FLOOR
              MINNEAPOLIS, MN 55402



Form 13F File Number: 28-10435

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:         GREGG D. GROECHEL
Title:        MANAGING MEMBER
Phone:        612-659-4412

Signature, Place, and Date of Signing:

         /S/ GREGG D. GROECHEL     MINNEAPOLIS, MINNESOTA     DECEMBER 20, 2004
         ---------------------     ----------------------     -----------------
             [Signature]                [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                              FORM 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:               0
                                                 -

Form 13F Information Table Entry Total:          9
                                                 -

Form 13F Information Table Value Total:          $248,206
                                                 --------
                                                 (thousands)


List of Other Included Managers:                 NONE




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                     13F FILING FOR QUARTER ENDING 03/31/04

Issuer                          Type                           Cusip          Value x 1000    Shares       SH/PRN       Put/Call
                                                                                             Prn Amt

ARCHER DANIELS MIDLAND CO       OPTIONS - CALLS                039483902            14,677     870,000     SH           CALL
ARGOSY GAMING CO                OPTIONS - CALLS                040228908            29,862     840,000     SH           CALL
ARGOSY GAMING COMPANY           COMMON STOCK                   040228108             6,310     177,500     SH
ENTERCOM COMMUNICATIONS CORP    COMMON STOCK                   293639100            10,340     228,400     SH
MEDICIS PHARMACEUTICAL CORP     OPTIONS - CALLS                584690909            70,400   1,760,000     SH           CALL
MYLAN LABORATORIES INC          COMMON STOCK                   628530107            20,437     899,100     SH
MYLAN LABORATORIES INC          OPTIONS - CALLS                628530907            49,779   2,190,000     SH           CALL
NOVELL INC                      OPTIONS - CALLS                670006905            35,619   3,130,000     SH           CALL
SURMODICS INC                   COMMON STOCK                   868873100            10,782     541,517     SH

                                                                                   248,206














Issuer                          Investment    Other       Voting           Voting       Voting
                                Discretion    Managers    Authority        Authority    Authority
                                                          Sole             Shared       None
ARCHER DANIELS MIDLAND CO       SOLE                        870,000                0            0        MC
ARGOSY GAMING CO                SOLE                        840,000                0            0        SC
ARGOSY GAMING COMPANY           SOLE                        177,500                0            0        SC
ENTERCOM COMMUNICATIONS CORP    SOLE                        228,400                0            0        SC
MEDICIS PHARMACEUTICAL CORP     SOLE                      1,760,000                0            0        SC
MYLAN LABORATORIES INC          SOLE                        899,100                0            0        MC
MYLAN LABORATORIES INC          SOLE                      2,190,000                0            0        MC
NOVELL INC                      SOLE                      3,130,000                0            0        SC
SURMODICS INC                   SOLE                        541,517                0            0        SC







                                                                  -

                                                         28,181,081